Income Taxes (Details 4 - Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Increase (decrease) in the valuation allowance	$ 24,650,473
Unrecognized tax benefits, interest and penalties accrued		$ 0
Common stock, voting rights	one vote per share
Embraer Aircraft Holding Inc. ("EAH")
Income Taxes [Line Items]
Percentage of ownership interest	80.00%
Tax Sharing Agreement ("TSA")
Income Taxes [Line Items]
Percentage of tax benefits arising from tax basis	75.00%
One Corporation
Income Taxes [Line Items]
Common stock, voting rights	80
Urban Air Mobility ("UAM")
Income Taxes [Line Items]
Net operating losses effect from tax return methodology	$ 37,549,858
Urban Air Mobility ("UAM") | US
Income Taxes [Line Items]
Net operating losses effect from tax return methodology	28,971,135
Urban Air Mobility ("UAM") | Brazil
Income Taxes [Line Items]
Net operating losses effect from tax return methodology	$ 8,578,723